Share-Based Compensation - Summary of Group's Founders' Restricted Shares Activities (Detail) - Restricted Shares [Member] - Founders [Member] - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Numbers of shares, Outstanding	1,179,633	1,966,056	2,752,479
Number of shares, Vested	(1,179,633)	(786,423)	(786,423)
Numbers of shares, Outstanding		1,179,633	1,966,056
Weighted average grant date fair value, Outstanding	$ 0.77	$ 0.77	$ 0.77
Weighted average grant date fair value, Vested	0
Weighted average grant date fair value, Outstanding	$ 0	$ 0.77	$ 0.77